LOANS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2010
LOANS RECEIVABLE, NET [Abstract]
LOANS RECEIVABLE, NET
4.  LOANS RECEIVABLE, NET

	September 30,
	2011	2010

Mortgage loans:
One-to-four family residential	$63,231,593	$61,113,082
Multi-family residential	2,880,208	2,993,818
Commercial real estate	15,925,799	18,935,564
Construction and land	369,918	2,814,368

	82,407,518	85,856,832

Consumer and other loans:
Home equity	26,922,786	28,250,278
Other consumer	233,174	356,837
Commercial	546,116	742,973

	27,702,076	29,350,088

Total loans	110,109,594	115,206,920

Less:
Loans in process	227,500	57,503
Net deferred loan origination fees (costs)	(38,261)	(25,534)
Allowance for loan losses	1,304,500	3,207,851

	1,493,739	3,239,820

	$108,615,855	$111,967,100

The activity with respect to loans to directors, officers and associates of such persons is as follows:

	Year Ended
	September 30,
	2011	2010

Balance - beginning	$696,485	$755,288
Loan disbursements	288,887	45,014
Collection of principal	(233,169)	(103,817)
Other changes	(48,000)	-

Balance - ending	$704,203	$696,485

Activity in the allowance for loan losses is summarized as follows:

	Year Ended
	September 30,
	2011	2010

Balance - beginning	$3,207,851	$2,919,597
Provision for loan losses	(150,000)	1,100,000
Charge-offs	(2,091,934)	(812,229)
Recoveries	338,583	483

Balance - ending	$1,304,500	$3,207,851

The Company has segmented its loans into three portfolio segments of residential, commercial purpose and consumer. It has further disaggregated these segments into additional classes of loans. The residential portfolio segment includes loans to consumers, secured by one-to-four family residential properties that are generally owner-occupied. This portfolio segment includes two classes, mortgage loans and home equity loans. Commercial purpose loans are one segment and one class of receivable. These are loans made to individuals and businesses for business purposes. They are generally collateralized by commercial real estate, residential properties (one-to-four or multifamily), land or business assets, and may be provided for permanent or construction financing. The consumer portfolio segment includes non-mortgage loans to individuals for consumer purposes. They are further categorized into three classes, including account loans, unsecured loans and other loans. The following table reflects the aging and accrual status of our loan portfolio by portfolio segment and class as of September 30, 2011:

	Past Due					Total
	30-59	60-89	90+			Loans	Non-	90+ and
	Days	Days	Days	Total	Current	Receivable	Accrual	Accruing
				(In thousands)
Residential:
Mortgage	$36	$-	$209	$245	$55,882	$56,127	$209	$-
Home equity	91	72	140	303	26,620	26,923	140	-
Commercial purpose	-	-	526	526	26,073	26,599	335	191
Consumer:
Account loans	-	-	-	-	47	47	-	-
Unsecured	-	-	-	-	79	79	-	-
Other	36	-	-	36	71	107	-	-
	$163	$72	$875	$1,110	$108,772	$109,882	$684	$191

Additional interest income that would have been recognized on non-accrual loans, had the loans been current and performing in accordance with the original terms of their contracts, totaled approximately $222,000 and $337,000 for the years ended September 30, 2011 and 2010, respectively.

One of the primary methods we use as an indicator of the credit quality of our residential and commercial purpose portfolios is the regulatory classification system. For the consumer portfolio segment, payment performance is our primary indicator of credit quality. The following table reflects the credit quality indicators by portfolio segment and class, as of September 30, 2011:

	Residential		Commercial
	Mortgage	Home Equity	Purpose
	(In thousands)

Pass	$54,389	$26,590	$16,896
Special Mention	1,493	193	4,374
Substandard	245	140	5,116
Doubtful	-	-	-
Loss	-	-	213
Total	$56,127	$26,923	$26,599

	Consumer
	Account
	Loans	Unsecured	Other
	(In thousands)

Performing	$47	$79	$107
Non-performing	-	-	-
Total	$47	$79	$107

Information about impaired loans, by portfolio segment and class as of September 30, 2011, is as follows:

				For the Year Ended
	As of September 30, 2011			September 30, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

With no related allowance:
Residential
Mortgage	$-	$-	$-	$22	$-
Home equity	140	140	-	85	-
Commercial purpose	1,441	1,441	-	1,150	35
	1,581	1,581	-	1,257	35

With a related allowance:
Residential
Mortgage	-	-	-	300	-
Home equity	-	-	-	-	-
Commercial purpose	507	507	213	2,700	7
	507	507	213	3,000	7

Total:
Residential
Mortgage	-	-	-	322	-
Home equity	140	140	-	85	-
Commercial purpose	1,948	1,948	213	3,850	42
Total impaired	$2,088	$2,088	$213	$4,257	$42

As of September 30, 2010, impaired loans had outstanding balances of $5.1 million, with valuation allowances of $1.9 million. $4.3 million had associated valuation allowances of $1.9 million, while $769,000 in impaired loans had no valuation allowance. The average balance of impaired loans outstanding and income recognized on impaired loans for the year ended September 30, 2010 was $4.8 million and $26,000, respectively.

An analysis of the allowance for loan losses and the related loans receivable at or for the year ended September 30, 2011, is as follows:

		Commercial
	Residential	Purpose	Consumer	Unallocated	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$484	$2,664	$18	$42	$3,208
Provision for loan losses	(161)	(35)	(15)	61	(150)
Charge-offs	(107)	(1,985)	-	-	(2,092)
Recoveries	-	338	-	-	338
Ending Balance	$216	$982	$3	$103	$1,304

Ending balance, allowance for loan losses:

Loans individually evaluated for impairment	$-	$213	$-	$-	$213
Loans collectively evaluated for impairment	216	769	3	103	1,091
Total	$216	$982	$3	$103	$1,304

Related loan receivable balance:

Loans individually evaluated for impairment	$140	$1,948	$-		$2,088
Loans collectively evaluated for impairment	82,910	24,651	233		107,794
Total	$83,050	$26,599	$233		$109,882